Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

April 5, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account K ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "Sun Life")
Registration Statement on Form N-4 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-4 of Sun Life (U.S.) Variable Account K.

The Registration Statement is being filed for the purpose of registering an indefinite number of flexible payment deferred annuity contracts (the "new Contracts") to be used in connection with retirement and deferred compensation plans.

Although similar to many of Registrant’s existing variable annuity contracts, the new Contracts are presented in a user-friendly, plain English format.  Wherever possible, Registrant has incorporated disclosure based upon SEC Staff comments on other recent Sun Life variable annuity registration statements. Unlike Registrant’s existing contracts, the new Contracts offer a choice of three surrender charge options.  They also offer, for a fee, a simple, lower cost living benefit option to help protect future income from market risk.  The Contracts offer a choice a simple, contract value death benefit or, for an additional fee, a choice between one of two enhanced death benefit options:  a return of purchase payment death benefit or a highest anniversary value death benefit.

Registrant intends file a pre-effective amendment to the Registration Statement to respond to any the Commission Staff’s comments.  At that time, Registrant will update the Registration Statement with the December 31, 2010, financial statements of the Depositor, all required exhibits, and other required disclosure.

Should you have any questions regarding this filing, please contact the undersigned at (781) 263-6402 or Patrice M. Pitts, Esquire, of Sutherland, Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President and Senior Counsel

cc:       Patrice M. Pitts, Esquire
    Rebecca A. Marquigny, Esquire